Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 9 – PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2018 and 2017, property, plant and equipment consisted of the following:

	December 31, 2018	December 31, 2017
Machinery equipment	$1,880,505	$1,143,605
Electronic equipment	167,618	117,220
Office equipment	156,996	81,248
Motor vehicles	1,612,293	932,877
Buildings	3,922,383	106,038
Computer software	92,336	81,939
Construction in progress	10,238,835	8,350,135
Leasehold improvements	75,745	80,053
Membrane cushion	216,901	-
Wastewater treatment system, except for membrane cushion	1,289,780	-
Total property, plant and equipment	19,653,392	10,893,115
Less: accumulated depreciation	(900,052)	(443,649)
Property, plant and equipment, net	$18,753,340	$10,449,466

During the year ended December 31, 2018, the liabilities assumed in connection with purchase of property, plant and equipment totaled $2,636,770. The liabilities were included in accrued expenses and other payables in the accompanying consolidated balance sheets as of December 31, 2018.

Depreciation expense for the years ended December 31, 2018, 2017 and 2016, was $512,333, $188,995 and $165,906, respectively.

Certain property, plant and equipment have been pledged to obtain long-term loans. See Note 12 for details.